Shareholder Report, Line Graph (Details) 195568_Emerald Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 28,233	$ 23,658	$ 18,966	$ 17,578	$ 23,535	$ 17,559	$ 14,431	$ 16,070	$ 12,131	$ 10,000	$ 39,080
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Total Return Index
Accumulated Value	22,336	20,218	17,181	16,091	21,529	15,876	13,537	15,213	11,639	10,000	$ 27,528
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	$ 33,220	$ 28,677	$ 22,734	$ 19,810	$ 22,845	$ 17,171	$ 14,139	$ 13,956	$ 11,606	$ 10,000	$ 39,898